Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Trade and other payables [abstract]
Trade payables	$ 6,331,896	$ 4,548,255
Accrued And Other Payables	4,127,860	10,519,690
Total trade and other payables	$ 10,459,756	$ 15,067,945